Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share Capital
10.   Share Capital

a)	Issuances for Cash and Land Acquisition

During the twelve months ended December 31, 2018 the Company issued 815,500 shares (December 31, 2017 – nil) pursuant to the exercise of share options and warrants for proceeds of $0.742 million (December 31, 2017 - $nil).

During the twelve months ended December 31, 2018 the Company issued 128,750 shares (December 31, 2017 – 396,616 shares) to maintain land purchase options with the shares valued at $0.123 million (December 31, 2017 - $0.256 million).

b)	Share-Based Compensation

The Omnibus Share Compensation Plan (“Omnibus Plan”) was created to align the interests of the Company’s employees, directors, officers and consultants with those of shareholders.  Effective May 25, 2007, the Company adopted the Omnibus Plan, which was approved by the Company’s shareholders on June 27, 2007, modified and further ratified and reconfirmed by the Company’s shareholders most recently on June 27, 2018.  The Omnibus Plan restricts the award of share options, restricted shares, restricted share units, and other share-based awards to 10% of the common shares issued and outstanding on the grant date, excluding 2,500,000 common shares underlying options pursuant to an exemption approved by the Toronto Stock Exchange.

During the twelve months ended December 31, 2018, the Company recorded $2.202 million for share-based compensation (December 31, 2017 - $1.550 million) with $1.742 million expensed to share-based compensation (December 31, 2017 - $1.318 million) and $0.460 million capitalized to mineral property, plant and equipment (December 31, 2017 - $0.232 million). The offsetting entries were to equity reserves for $1.787 million (December 31, 2017 - $1.111 million), share capital for $0.105 million (December 31, 2017 - $nil) and payables for $0.310 million (December 31, 2017 - $0.439).  Total share-based compensation for the twelve months ended December 31, 2018 comprised $0.803 million for share options (December 31, 2017 - $0.368 million), $1.294 million for restricted shares and restricted share units (December 31, 2017 - $1.182 million), and $0.105 million for issuance of unrestricted shares (December 31, 2017 - $nil).  Exercise of share options and warrants and vesting of restricted share units during the twelve months ended December 31, 2018 resulted in $0.783 million being transferred from equity reserves to share capital (December 31, 2017 - $0.365 million).

c)	Share Options

Share options granted may not exceed a term of ten years and are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan.  Details of the share options are as follows:

	Twelve months ended December 31, 2018		Eleven months ended December 31, 2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding – beginning of period	21,659,002	$0.98	20,962,002	$1.10
Granted	2,503,000	0.91	2,142,000	0.62
Exercised	(225,000)	0.67	-	-
Expired	(1,245,000)	2.06	(1,445,000)	2.19
Outstanding – end of period	22,692,002	$0.91	21,659,002	$0.98

The weighted average share price when share options were exercised during the twelve months ended December 31, 2018 was $1.00.
The fair value of share options granted was estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Risk-free interest rate	2.33% to 2.58%	1.42% to 1.82%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	56.07% to 61.80%	53.91% to 57.06%
Expected life in years	2.50 to 5.00	2.50 to 5.00
Weighted average fair value of each option	$0.34 to $0.61	$0.22 to $0.32

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the option is indicative of future trends, which may or may not necessarily be the actual outcome.

Details of the share options outstanding as at December 31, 2018 are as follows:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
0.61 to 0.80	11,529,000	10,095,667	$0.73	3.16
0.80 to 1.00	6,092,000	5,343,000	0.93	4.91
1.00 to 1.50	3,846,002	3,846,002	1.11	2.77
1.50 to 2.00	1,050,000	1,050,000	1.80	2.41
2.00 to 3.07	175,000	115,000	2.57	1.12
	22,692,002	20,449,669	$0.91	3.51

As at December 31, 2018 all outstanding share options had vested and were exercisable, with the exception of 2,242,333, which were scheduled to vest upon completion of specific targets (Permits – 883,333; Production – 699,000; Other – 60,000) or dates (June 2019 – 300,000; June 2020 – 300,000).  The outstanding share options have expiry periods between 0.08 and 9.18 years and are expected to be settled in shares upon exercise.

d) Restricted Shares and Restricted Share Units

Restricted shares and restricted share units granted are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan.  Details of the restricted shares and restricted share units are as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Outstanding - beginning of period	3,281,030	2,618,020
Issued	1,227,004	1,077,869
Forfeited	-	(8,896)
Vested	(1,160,127)	(405,963)
Outstanding - end of period	3,347,907	3,281,030

During the twelve months ended December 31, 2018, the Company issued 1,227,004 restricted share units, which had a fair value of $1.135 million to be expensed and capitalized over the vesting periods.

During the twelve months ended December 31, 2018, there were 316,714 restricted share units settled upon vesting with $0.377 million in cash.

As at December 31, 2018, outstanding restricted shares and restricted share units were scheduled to vest upon completion of specific targets (Permits – 134,891; Construction Finance – 750,000; Production – 410,701) or dates (1,529,093 between January 2019 and June 2020).  The remaining 523,222 outstanding restricted shares and restricted share units have vested but share delivery is deferred until retirement, termination, or death.  The Company expects 721,961 outstanding restricted share units will be settled in cash and the remainder will be settled in shares as allowed under the Omnibus Plan.

e)	Bonus Shares

The bonus share incentive plan was established for the Company’s directors and key employees and was approved by the disinterested shareholders at the Company’s shareholders’ meeting held in May 2004.  The Company has authorized 3,640,000 bonus shares for the achievement of Milestone 4 representing commencement of commercial production at NorthMet at a time when the Company has not less than 50% ownership interest in NorthMet.   At the Company’s Annual General Meeting of shareholders held in June 2008, the disinterested shareholders approved issuance of these shares upon achievement of Milestone 4.  Regulatory approval is also required prior to issuance of these shares.  Details of the bonus shares are as follows:

	Twelve months ended December 31, 2018		Eleven months ended December 31, 2017
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding – beginning of period	3,150,000	3,640,000	3,150,000	3,640,000
Forfeited	(450,000)	-
Outstanding – end of period	2,700,000	3,640,000	3,150,000	3,640,000

The fair value of these unissued bonus shares was being amortized until the estimated date of issuance and was fully amortized during 2018.  During the twelve months ended December 31, 2018, the Company recorded $0.025 million for amortization related to Milestone 4 bonus shares (eleven months ended December 31, 2017 – $0.279 million) which was capitalized to Mineral Property, Plant and Equipment.  During the twelve months ended December 31, 2018, the Company also reversed $1.544 million of previously capitalized fair value related to the forfeiture of 450,000 bonus shares by a former director of the Company.

f) Share Purchase Warrants

Details of the share purchase warrants are as follows:

	Twelve months ended December 31, 2018		Eleven months ended December 31, 2017
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding – beginning of period	21,322,212	$0.99	27,780,213	$0.95
Issued	6,458,001	-	-	-
Exercised	(590,500)	1.00	-	-
Expiration	-	-	(6,458,001)	(0.82)
Outstanding – end of period	27,189,713	$0.95	21,322,212	$0.99

The outstanding share purchase warrants have expiry periods between 0.25 years and 2.83 years, subject to acceleration in certain circumstances.

Expirations during the eleven months ended December 31, 2017 and issuances during the twelve months ended December 31, 2018 relate to Glencore financing (see Note 7).
The weighted average share price when warrants were exercised during the twelve months ended December 31, 2018 was $0.99.

The fair value of share purchase warrants granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Risk-free interest rate	2.05%	-
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	54.54%	-
Expected life in years	1.02	-
Weighted average fair value of each warrant (1)	$0.36	-

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the warrant is indicative of future trends, which may or may not necessarily be the actual outcome.